UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2009

We know that the cusip of Time Warner Inc. changed from 887317105 to 887317303 on 3/30/09. Due to the SEC List of Section 13F Securities showing only the old Time Warner cusip, we are using the old cusip for this quarter's filing. We will change to the new cusip for the second quarter 2009 filing.

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$ 2,498,216
List of Other Included Managers:

No.	13F File Number	Name

None

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
                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

3M Company                       com           88579Y101        5596    112550 SH     SOLE                 105630     0     6920
ABB LTD-SPON ADR                 sponsored adr 000375204       65125   4671830 SH     SOLE                1885830     0  2786000
Abbott Labs                      com           002824100       81599   1710662 SH     SOLE                 732932     0   977730
Ace Ltd                          shs           h0023r105       67783   1677785 SH     SOLE                 732870     0   944915
Altria Group                     com           02209S103         192     12000 SH     SOLE                      0     0    12000
American Express Co.             com           025816109         678     49725 SH     SOLE                   6455     0    43270
Amgen Inc.                       com           031162100       60411   1219930 SH     SOLE                 499050     0   720880
Apache Corp.                     com           037411105         775     12100 SH     SOLE                      0     0    12100
AT&T Inc.                        com           00206r102      115691   4590906 SH     SOLE                1810215     0  2780691
Baker Hughes Inc.                com           057224107       28735   1006472 SH     SOLE                 510952     0   495520
Bank of America Corp.            com           060505104        1374    201425 SH     SOLE                  78136     0   123289
Bank Of New York Mellon Corp.    com           064058100       67401   2385875 SH     SOLE                1068165     0  1317710
Berkshire Hathaway Inc.          cl a          084670108        1734        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254e103         232     21300 SH     SOLE                  21300     0        0
Chevron Corp                     com           166764100       96301   1432205 SH     SOLE                 619005     0   813200
Cisco Systems Inc.               com           17275R102       72841   4343533 SH     SOLE                1693033     0  2650500
Comcast Corp. Special Cl A       cl a spl      20030N200       82649   6421801 SH     SOLE                2631244     0  3790557
ConocoPhillips                   com           20825c104       69362   1771237 SH     SOLE                 767266     0  1003971
Consolidated Edison Inc.         com           209115104         356      9000 SH     SOLE                      0     0     9000
Covidien LTD                     com           g2552x108       71429   2148880 SH     SOLE                 881203     0  1267677
CVS Caremark Corp.               com           126650100       95162   3461697 SH     SOLE                1392305     0  2069392
Devon Energy Corp.               com           25179M103       74441   1665726 SH     SOLE                 695712     0   970014
El Paso Corporation              com           28336L109       57429   9188635 SH     SOLE                3908945     0  5279690
EMC Corporation                  com           268648102        3318    291080 SH     SOLE                 291080     0        0
Exelon Corp.                     com           30161n101       72370   1594406 SH     SOLE                 698785     0   895621
Ford Motor Co.                   com par $0.01 345370860          39     15000 SH     SOLE                  15000     0        0
GlaxoSmithKline                  sponsored adr 37733W105         424     13656 SH     SOLE                      0     0    13656
Hewlett Packard Inc.             com           428236103       82911   2586115 SH     SOLE                1126670     0  1459445
Home Depot                       com           437076102         236     10000 SH     SOLE                      0     0    10000
Intel Corp.                      com           458140100         248     16500 SH     SOLE                      0     0    16500
International Business Machines  com           459200101       81872    845004 SH     SOLE                 372984     0   472020
Ishares Russell 1000 Value       russell1000val464287598         231      5665 SH     SOLE                   5665     0        0
ITT Corp.                        com           450911102       37569    976570 SH     SOLE                 438200     0   538370
J.C. Penney Inc.                 com           708160106       44848   2234560 SH     SOLE                1041370     0  1193190
J.P. Morgan Chase & Co.          com           46625h100       86430   3251680 SH     SOLE                1486690     0  1764990
Johnson & Johnson                com           478160104       86366   1641947 SH     SOLE                 563997     0  1077950
Kraft Foods Inc-A                cl a          50075n104       72853   3268432 SH     SOLE                1464540     0  1803892
Liberty Media - Interactive A    int com ser a 53071m104          94     32515 SH     SOLE                   1331     0    31184
Liberty Media Corp Ent. Group A  ent com ser a 53071m500         519     26008 SH     SOLE                   1064     0    24944
Lowe's Companies                 com           548661107       89525   4905495 SH     SOLE                1998535     0  2906960
McKesson Corp                    com           58155Q103       22320    636980 SH     SOLE                 510830     0   126150
Metlife Inc.                     com           59156R108       62649   2751365 SH     SOLE                1215655     0  1535710
Microsoft Corp.                  com           594918104         184     10000 SH     SOLE                      0     0    10000
Morgan Stanley                   com new       617446448       46712   2051485 SH     SOLE                 894525     0  1156960
Nike Inc - Cl B                  cl b          654106103       20968    447180 SH     SOLE                 192050     0   255130
Nuveen Insured Municipal Opportuncom           670984103         291     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         273     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       84938   4700490 SH     SOLE                2030170     0  2670320
Pepsico Inc.                     com           713448108         237      4605 SH     SOLE                      0     0     4605
Pfizer Inc.                      com           717081103       46377   3405070 SH     SOLE                1405530     0  1999540
Philip Morris International      com           718172109         213      6000 SH     SOLE                      0     0     6000
Praxair                          com           74005P104       60445    898275 SH     SOLE                 397780     0   500495
Procter & Gamble                 com           742718109       64300   1365460 SH     SOLE                 557570     0   807890
The Walt Disney Co.              com disney    254687106         370     20350 SH     SOLE                  10350     0    10000
Thermo Fisher Scientific Inc.    com           883556102       84255   2362055 SH     SOLE                1038475     0  1323580
Time Warner Cable Inc.           com           88732J207        2382     96056 SH     SOLE                  83255     0    12801
Time Warner Inc.                 com           887317303        1126     58320 SH     SOLE                   7320     0    51000
United Parcel Service- Cl B      cl b          911312106       71908   1460950 SH     SOLE                 643065     0   817885
United Technologies              com           913017109       74767   1739569 SH     SOLE                 759324     0   980245
Verizon Communications           com           92343v104         258      8540 SH     SOLE                      0     0     8540
Wells Fargo & Co.                com           949746101       38287   2688700 SH     SOLE                1142920     0  1545780
Western Union Co.                com           959802109         126     10000 SH     SOLE                      0     0    10000
Wyndham Worldwide Corp           com           98310w108       18138   4318640 SH     SOLE                1701652     0  2616988
Xerox                            com           984121103       19544   4295450 SH     SOLE                3513360     0   782090
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